14. Common Stock	3 Months Ended
Dec. 31, 2013
Notes
14. Common Stock

14.                Common Stock

During the three months ended December 31, 2013, the Company issued 11,168,912 shares of common stock as follows:

•         3,712,549 shares to settle notes payable and related accrued interest, the value on the date of grant was $2,447,857;

•         105,500 shares for notes payable origination fees, the value on the date of grant was $110,900;

•         25,000 shares for services provided by an independent consultant, the value on the date of grant was $25,000;

•         335,000 shares for equity investment finders’ fees, the value on the date of grant was $335,000;

•         6,924,526 shares in connection with the conversion of 480,000 shares of Series C preferred stock and 893,218 shares of Series D preferred stock;

•         66,337 shares to settle accrued dividends for Series C preferred stock and Series D preferred stock, the value on the date of grant was $62,131.